13. FINANCIAL INSTRUMENTS (Details 8) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$) R$ / €
Disclosure of detailed information about hedged items [line items]
Designated amounts	R$ 2,745,045
Amortized part	(669,000)
Impact on Shareholders' equity	R$ (1,441,295)
Foreign Subsidiaries
Disclosure of detailed information about hedged items [line items]
Designation date	9/1/2015
Hedging instrument	Non-derivative financial liabilities in EUR – Debt contract
Hedged item	Investments in subsidiaries which EUR is the functional currency
Type of hedged risk	Foreign exchange - R$ vs. EUR spot rate
Exchange rate on designation | R$ / €	4.0825
Designated amounts	R$ 120,000
Amortized part	(72,000)
Impact on Shareholders' equity	R$ 3,941